10. PIS/PASEP AND COFINS TAXES CREDITS OVER ICMS - FINAL COURT JUDGMENT	12 Months Ended
Dec. 31, 2019
Pispasep And Cofins Taxes Credits Over Icms - Final Court Judgment
PIS/PASEP AND COFINS TAXES CREDITS OVER ICMS - FINAL COURT JUDGMENT

10. PIS/PASEP AND COFINS TAXES CREDITS OVER ICMS – FINAL COURT JUDGMENT

On July 16, 2008, the Company and its wholly-owned subsidiaries Cemig GT and Cemig D filed an Ordinary Action for a declaration that it was unconstitutional to include the ICMS value added tax within the taxable amount for calculation of PIS/Pasep and Cofins; and for recognition of its right to offsetting of amounts unduly paid for the 10 years prior to the action being filed, with monetary updating by the Selic rate.

In July 2008 the Company and the wholly-owned subsidiaries above referred obtained an interim injunction, and from that time, made escrow deposits into court relating to the inclusion of ICMS tax amounts in the basis for calculation of PIS/Pasep and Cofins taxes. The Company maintained this procedure from August 2008 to August 2011, and from then on, although they continued to challenge the basis of calculation in the courts, opted to pay the taxes monthly.

In October 2017, the Federal Supreme Court (STF) published its Joint Judgment on the Extraordinary Appeal, in the form that creates overall precedent, in favor of the Company’s argument. In 2017, based on the opinion of its legal advisors, the Company reversed the provision related to the escrow deposits made from 2008 to 2011, and also recognized a liability for reimbursement to their customers of the distribution segment.

On May 8, 2019 the Regional Federal Appeal Court of the First Region passed final judgment – against which there is no appeal – on the Ordinary Action, in favor of the Company and its wholly-owned subsidiaries Cemig D and Cemig GT, and recognizing their right to exclude the ICMS amounts from the calculation basis of PIS/Pasep and Cofins taxes, backdated as from five years prior to the action initial filing – that is, from July 2003.

On June 11, 2019, following judgment against which there is no further appeal, the subsidiaries Cemig D and Cemig GT applied for release of the escrow deposits amounting R$1.377 as of December 31, 2019. On February 13, 2020, the escrow deposits were released  for an amount of R$1,382, including monetary update. Of this amount, R$1,155 will be restituted to customers of the distribution segment, after Aneel specifies the mechanisms and criteria for such reimbursement. The Company is also entitled to recover the overpaid tax for the period after August 2011, when the company ceased to make the escrow deposits.

Final court judgment has also been given, against which there is no further appeal, in favor of similar actions filed by Cemig’s wholly-owned subsidiaries Sá Carvalho, Cemig Geração Distribuída, Cemig Geração Poço Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A..

Based on the opinion of its legal advisers, the Company believes that a portion of the credits to be received should be refunded to its customers of the distribution segment, considering a maximum period for calculation of the reimbursement of 10 years. Thus, the Company has recorded a liability corresponding to the credits to be refunded to its customers, which comprises the period of the last 10 years, from June 2009 to May 2019, net of PIS/Pasep and Cofins taxes over monetary updating.

The amounts will be refunded to customers of the distribution segment as from the date when the tax credits are in fact offset  and the mechanisms and criteria for the reimbursement will be discussed with Aneel.

The Company has two ways to recover the tax credit: (i) offsetting of the amount receivable against amounts payable of PIS/Pasep and Cofins taxes, monthly, within the five-year period specified by the relevant law of limitation; or (ii) receipt of specific credit instruments ‘precatórios’ from the federal government.

The credits of the Company’s wholly-owned subsidiaries will be offset, to accelerate recovery. For the Parent company itself, the priority will be given to receipt of the credits through precatório letters of credit, since the Parent company does not make enough monthly payments of PIS/Pasep and Cofins taxes to enable offsetting.

Shown below are the accounting effects relating to the recognition of the PIS/Pasep and Cofins taxes credits, including their monetary updating by the Selic rate, and the amounts to be refunded to customers at December 31, 2019:

PIS/Pasep and Cofins taxes credits	Parent	Cemig D	Cemig GT	Other subsidiaries (4)	Total
Effects on the statement of financial position
Recoverable taxes (July/2003 to May/2019)	490	4.926	626	28	6,070
Amounts to be refunded to customers (1)	–	(3,038)	–	–	(3,038)
Taxes payable (2)	(4)	(45)	(6)	–	(55)
Income tax and social contribution tax	(165)	(627)	(211)	(9)	(1,012)
Equity	321	1,216	409	19	1,965

Effects on net income
Recovery of PIS/Pasep and Cofins taxes credits – Other operating revenues (3)	184	830	397	17	1,428
Finance income (5)	306	1,034	229	11	1,580
PIS/Pasep and Cofins taxes charged on financial revenues (5)	(4)	(21)	(6)	–	(31)
Income tax and social contribution tax	(165)	(627)	(211)	(9)	(1,012)
	321	1,216	409	19	1,965

(1)	Amounts to be refunded to customers on the PIS/Pasep and Cofins taxes credits for Cemig D, recognized in 2019. The total amount to be restituted to customers presented in the consolidated Statements of Financial Position, as Pasep and Cofins taxes to be refunded to customers – Note 23, is R$ 4,193. The difference of R$ 1,155 is due to the constitution of a liability corresponding to the reversal of the provision related to the escrow deposits made from 2008 to 2011, recorded in 2017.
(2)	PIS/Pasep and Cofins taxes on the financial revenues comprising the monetary updating of the tax credits that have been recognized. These taxes applicable to the credits to be refunded to customers reduce their total, without effects in the Statement of income.
(3)	This refers to the credits recognized in operating profit of 2019, amounting R$ 3,826, net of the amounts to be refunded to customers, of R$ 2,398.
(4)	This refers to the credits recognized by the wholly-owned subsidiaries Sá Carvalho, Cemig Geração Distribuída, Cemig Geração Poço Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A..
(5)	It includes financial updating from the date of credits recognition until December 31, 2019, net of PIS/Pasep and Cofins taxes on finance income, in the amounts o R$25.

As a result of the court decision, amounts of ICMS tax were no longer included in the calculation basis of PIS/Pasep and Cofins taxes in the billing to the distribution segment customers as from June 2019, representing an average reduction of approximately 1% in the invoice amount.

On May 12, 2020, the Brazilian tax authority (Receita Federal) granted the Company’s request for ratification of the credits of PIS/Pasep and Cofins taxes arising from the legal action on which final judgment, subject to no further appeal, was given in favor of Cemig D and Cemig GT in 2019.